Deferred Compensation Plans	12 Months Ended
Mar. 31, 2012
Deferred Compensation Arrangements [Abstract]
Deferred compensation plans

16. Deferred compensation plans:

Nomura issues compensation awards to senior management and other employees, certain of which are linked to the Company’s share price, in order to retain and motivate key staff.

These stock-based compensation awards comprise Plan A and Plan B Stock Acquisition Rights (“SARs”), Notional Stock Units (“NSUs”) and Collared Notional Stock Units (“CSUs”). SAR Plan A awards are effectively awards of stock options while SAR Plan B awards, NSUs and CSUs are analogous to awards of restricted stock. The Company also issues other deferred compensation awards, namely Notional index Units (“NIUs”) which are linked to world stock index quoted by Morgan Stanley capital International.

SAR Plan A—

The Company issues SAR Plan A awards over the Company’s common stock pursuant to several stock option plans which vest and become exercisable two years after the grant date, and expire approximately seven years after the grant date, subject to forfeiture on termination of employment. The exercise price generally is not less than the fair value of the Company’s common stock on the grant date.

The fair value of the stock options as of the grant date is estimated using a Black-Scholes option-pricing model and using the following assumptions:

•	Expected volatilities based on historical volatility of the Company’s common stock;

•	Expected dividend yield based on the current dividend rate at the time of grant;

•	Expected lives of the awards determined based on historical experience; and

•	The risk-free interest rate–estimate based on yen swap rate with a maturity equal to the expected lives of options.

The weighted-average amounts on the grant date fair values of options granted during the years ended March 31, 2010, 2011 and 2012 were ¥173, ¥127 and ¥48 per share, respectively. The weighted-average assumptions used in each of the years were as follows:

	Year ended March 31
	2010	2011	2012
Expected volatility	40.06%	40.51%	41.78%
Expected dividends yield	3.25%	1.73%	3.31%
Expected lives (in years)	6	6	6
Risk-free interest rate	1.01%	0.76%	0.63%

The following table presents activity relating to SAR Plan A awards for the year ended March 31, 2012:

	Outstanding (number of shares)	Weighted-average exercise price	Weighted-average remaining life (years)
Outstanding as of March 31, 2011	13,817,800	¥1,176	3.9
Granted	2,858,000	302
Exercised	—	—
Repurchased	—	—
Forfeited	(97,500)	1,183
Expired	(1,224,000)	1,290

Outstanding as of March 31, 2012	15,354,300	¥988	3.9

Exercisable as of March 31, 2012	9,662,300	¥1,339	10.6

No SAR Plan A awards were exercised during the years ended March 31, 2010, 2011 and 2012. The aggregate intrinsic values of SAR Plan A awards outstanding and exercisable as of March 31, 2012 were ¥182 million and ¥nil, respectively.

As of March 31, 2012, there was ¥213 million of total unrecognized compensation cost related to SAR Plan A awards. This cost is expected to be recognized over a weighted average period of 1.3 years.

SAR Plan B—

The Company issues SAR Plan B awards over the Company’s common stock pursuant to several effective stock unit plans which vest and become exercisable approximately from one to three years after the grant date, and expire approximately from seven to eight years after the grant date. The exercise price is a nominal ¥1 per share.

The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2012:

	Outstanding (number of shares)	Weighted-average grant date fair value per share		Weighted-average remaining life (years)
Outstanding as of March 31, 2011	69,787,000	¥716		6.0
Granted	62,086,300	397	(1)
Exercised	(9,271,600)	799
Repurchased	—	—
Forfeited	(8,226,100)	606
Expired	—	—

Outstanding as of March 31, 2012	114,375,600	¥544		5.6

Exercisable as of March 31, 2012	4,218,300	¥1,459		3.1

(1)	The weighted-average grant date fair value per share for the years ended March 31, 2010 and 2011 were ¥618 and ¥638, respectively.

The total intrinsic values of SAR Plan B awards exercised during the years ended March 31, 2010, 2011 and 2012 were ¥4,462 million, ¥3,934 million and ¥3,284 million, respectively.

The aggregate intrinsic values of SAR Plan B awards outstanding and exercisable as of March 31, 2012 were ¥41,747 million and ¥1,540 million, respectively.

As of March 31, 2012, total unrecognized compensation cost relating to SAR Plan B awards was ¥14,119 million. This cost is expected to be recognized over a weighted average period of 1.7 years. The total fair values of shares vested during the years ended March 31, 2010, 2011 and 2012 were ¥5,593 million, ¥4,909 million and ¥3,868 million, respectively.

Total stock-based compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to SAR Plan A and SAR Plan B awards for the years ended March 31, 2010, 2011 and 2012 was ¥9,737 million, ¥18,638 million and ¥26,869 million, respectively. Total related tax benefits recognized in the consolidated statements of income for stock-based compensation expense for the years ended March 31, 2010, 2011 and 2012 was ¥291 million, ¥546 million and ¥1,092 million, respectively. The dilutive effect of outstanding stock-based compensation plans is included in weighted average number of shares outstanding used in diluted EPS computations.

Cash received from exercise of SAR Plan A and SAR Plan B awards during the year ended March 31, 2012 was ¥9 million and the tax benefit realized from exercise of the stock options was ¥452 million.

NSU and CSU Awards—

NSUs and CSUs are cash-settled awards linked to the price of the Company’s common stock which have graded vesting over three years from grant date. NSUs replicate the key features of SAR Plan B awards described above but are settled in cash rather than the Company’s common stock. CSUs are similar to NSUs but exposure of the employee to movements in the price of the Company’s common stock is subject to a cap and floor.

The fair value of NSUs and CSUs are determined using the price of the Company’s common stock.

The following table presents activity related to NSUs and CSUs for the year ended March 31, 2012:

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2011	48,543,628	¥350		—	¥—
Granted	55,456,277	414	(1)	53,967,338	398	(1)
Vested	(29,882,636)	338	(2)	(16,680,077)	376	(2)
Forfeited	(5,706,291)	—		(4,190,773)	—

Outstanding as of March 31, 2012	68,410,978	¥373	(3)	33,096,488	¥373	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted

(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards

(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2012

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NSUs and CSUs for the years ended March 31, 2011 and 2012 were ¥13,708 million and ¥27,257 million, respectively. Total unrecognized compensation cost, based on the fair value of these awards as of March 31, 2012 was ¥8,499 million which will be recognized through the consolidated statements of income over a remaining weighted-average period of two years.

Other Awards—

In addition to the stock-based compensation awards described above, Nomura also grants NIUs to certain senior management and employees. NIUs are cash-settled awards linked to a world stock index quoted by Morgan Stanley Capital International which have graded vesting over three years from grant date.

The fair value of NIUs is determined using the price of the index.

The following table presents activity relating to NIUs for the year ended March 31, 2012:

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2011	—	$—
Granted	58,890,897	3,300	(2)
Vested	(18,785,827)	3,110	(3)
Forfeited	(3,233,932)	—

Outstanding as of March 31, 2012	36,871,138	$3,320	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.

(2)	Weighted-average index price used to determine number of awards granted.

(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.

(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2012.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NIUs for the year ended March 31, 2012 was ¥8,819 million. Total unrecognized compensation cost, based on the fair value of these awards as of March 31, 2012 was ¥3,040 million which will be recognized through the consolidated statements of income over a remaining weighted-average period of two years.

Subsequent events

On May 16, 2012, the Company adopted a resolution to issue SARs No. 44, No. 45, No. 46, No .47, No. 48, No. 49 and No. 50 of common stock pursuant to the SAR Plan B awards for directors and certain employees of the Company and subsidiaries and has issued SARs on June 5, 2012. The total number of SARs to be issued is 555,893 for the acquisition of 55,589,300 shares. The exercise price is a nominal ¥1 per share. The SARs vest and are exercisable one to five years after the grant date and expire six to ten years after the grant date.

In May, 2012, Nomura authorized the issuance of additional awards which are mainly linked to the Company’s common stock price and a world index and a new performance-based award with a total grant date fair value of ¥45 billion (vesting period of up to five years) to certain senior management and employees as part of their compensation. Those awards linked to the Company’s common stock price and to a world index will be settled typically in cash or in other type of assets calculated during the certain future period prior to the settlement date. As part of the new performance-based award, recipients receive notional performance units which are linked to profitability of the Nomura and business segments over a cumulative two year performance period. At the end of the performance period, depending on the extent to which these performance conditions are met, the performance units will be converted into a pre-determined amount of SAR Plan B or NSUs.